Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of assumptions used

Annual dividend yield	—
Expected life (years)	5.0
Risk-free interest rate	0.92%
Expected volatility	95.15%

Schedule of warrants outstanding

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	125,000	$20.0
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2022	125,000	20.0
	—	—
Warrants outstanding, as of June 30, 2023 (unaudited)	125,000	$20.0

Warrants exercisable, as of June 30, 2023 (unaudited)	125,000	$20.0